OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING COSTS AND EXPENSES
Personnel	R$ (4,633,682)	R$ (4,340,109)	R$ (4,185,145)
Voluntary Dismissal Plan	(1,260,370)		(9,610)
Material	(269,083)	(247,858)	(216,017)
Services	(2,065,232)	(1,541,840)	(1,661,042)
Energy purchased for resale	(3,117,655)	(4,259,957)	(2,400,358)
Cost recovery - adherence to hydrological risk		4,265,889
Charges on use of the electricity grid	(2,746,132)	(2,276,254)	(1,663,297)
Fuel for electricity production	(2,085,996)	(1,889,722)	(1,646,862)
Construction	(1,678,631)	(1,395,066)	(966,443)
Depreciation and amortization	(2,690,269)	(1,443,285)	(1,255,812)
Donations and contributions	(206,438)	(164,696)	(166,685)
Operational Provisions/Reversals	(6,928,425)	(14,922,063)	(7,374,588)
Others	(1,593,394)	(1,487,330)	(1,877,193)
Total	R$ (29,275,307)	R$ (29,702,291)	R$ (23,423,052)